Revenue Recognition Financial Statement Supplementals - Rev Rec (Tables)	12 Months Ended
Dec. 31, 2018
Financial Statement Supplementals - Rev Rec [Abstract]
Additional Financial Information Disclosure [Text Block]
The following schedules quantify the impact of the New Revenue Standard on the statement of operations for the year ended December 31, 2018. The effect of the new standard represents the increase (decrease) in the line item based on the adoption of the New Revenue Standard.

(dollars in millions)	Year Ended December 31, 2018, under previous standard [1]	Effect of the New Revenue Standard	Year Ended December 31, 2018 as reported
Net Sales:
Product sales	$45,128	$306	$45,434
Service sales	20,821	246	21,067
	65,949	552	66,501
Costs and Expenses:
Cost of products sold	36,481	273	36,754
Cost of services sold	13,068	163	13,231
Research and development	2,549	(87)	2,462
Selling, general and administrative	7,066	—	7,066
	59,164	349	59,513
Other income, net	1,573	(8)	1,565
Operating profit	8,358	195	8,553
Non-service pension (benefit)	(765)	—	(765)
Interest expense, net	1,038	—	1,038
Income from operations before income taxes	8,085	195	8,280
Income tax expense	2,577	49	2,626
Net income from operations	5,508	146	5,654
Less: Noncontrolling interest in subsidiaries' earnings from operations	380	5	385
Net income attributable to common shareowners	$5,128	$141	$5,269

[1]
Includes the as reported results of Rockwell Collins. Because Rockwell Collins adopted the New Revenue Standard prior to the merger, its reported results have been excluded from the quantification of the effect of the New Revenue Standard shown above for the period from November 26, 2018 through December 31, 2018.

The New Revenue Standard resulted in an increase to Product and Service sales and Cost of products and services sold primarily due to the change to an over-time revenue model for certain U.S Government and commercial aerospace equipment contracts, and aerospace aftermarket service work at Pratt & Whitney and Collins Aerospace Systems. The New Revenue Standard also resulted in an increase in Cost of products sold primarily related to the timing of manufacturing cost recognition on early-contract OEM units sold, with costs in excess of the contract average unit costs recorded through Cost of products sold.
The lower amounts of research and development expense recognized under the New Revenue Standard reflect the capitalization of costs of engineering and development of aerospace products as contract fulfillment costs under contracts with customers to the extent recoverable.
The following schedule quantifies the impact of the New Revenue Standard on our balance sheet as of December 31, 2018.

(dollars in millions)	December 31, 2018 under previous standard[1]	Effect of the New Revenue Standard	December 31, 2018 as reported
Assets
Accounts receivable, net	$15,636	$(1,365)	$14,271
Contract assets, current	331	3,155	3,486
Inventories	12,169	(2,086)	10,083
Other assets, current	1,519	(8)	1,511
Future income tax benefits	1,614	32	1,646
Intangible assets, net	26,495	(71)	26,424
Other assets	6,056	1,150	7,206

Liabilities and Equity
Accrued liabilities	$15,522	$(5,299)	$10,223
Contract liabilities, current	345	5,375	5,720
Other long term liabilities	15,841	1,073	16,914
Noncontrolling interest	2,158	6	2,164

Retained earnings	58,162	(339)	57,823

[1]
Includes the as reported balance sheet amounts of Rockwell Collins. Because Rockwell Collins adopted the New Revenue Standard prior to the merger, its reported balance sheet amounts have been excluded from the quantification of the effect of the New Revenue Standard shown above.

The decrease in Retained earnings of $339 million in the table above reflects $480 million of adjustments to the balance sheet as of January 1, 2018, resulting from the adoption of the New Revenue Standard and $141 million higher reported net income under the New Revenue Standard during 2018. The declines in Accounts receivable, net, Inventories, Other assets, current, and Intangible assets, net, reflect reclassifications to contract assets, and specifically for Inventories, earlier recognition of costs of products sold for contracts requiring an over-time method of revenue recognition. The increase in Other assets reflects the establishment of non-current contract assets and contract fulfillment cost assets. Capitalized net contract fulfillment costs as of December 31, 2018 are $914 million.
The decline in accrued liabilities is primarily due to the reclassification of payments from customers in advance of work performed as contract liabilities. The Other long term liabilities increase primarily reflects the establishment of non-current contract liabilities for certain customer funding of OEM product engineering and development, which will be recognized as revenue when the OEM products are delivered to the customer.